Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	250,000,000	250,000,000		250,000,000
Common stock, shares issued	122,435,576	122,435,576		68,757,450
Common stock, shares outstanding	122,435,576	122,435,576		68,757,450
Common Stock Class A | TINGO, INC.
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,250,000,000	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, shares issued	1,215,016,211	1,205,016,211	1,096,146,211	928,000,000
Common stock, shares outstanding	1,215,016,211	1,205,016,211	1,096,146,211	928,000,000
Common Stock Class B | TINGO, INC.
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	65,000,000	65,000,000	65,000,000	65,000,000
Common stock, shares outstanding	65,000,000	65,000,000	65,000,000	65,000,000